Loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Loss per share
Net loss attributable to equity holders of the parent - basic	$ (100,695)	$ (79,782)
Net loss attributable to equity holders of the parent - diluted	$ (100,695)	$ (79,782)
Basic weighted average number of shares (in shares)	308,914,701	172,096,465
Effect of dilutive potential basic shares:
Diluted weighted average number of shares	308,914,701	172,096,465
Basic (in USD per share)	$ (0.33)	$ (0.46)
Diluted (in USD per share)	$ (0.33)	$ (0.46)
Convertible Debt
Effect of dilutive potential basic shares:
Antidilutive securities (in shares)	63,202,430	34,208,348
Restricted Stock
Effect of dilutive potential basic shares:
Antidilutive securities (in shares)	21,674,746	10,214,315